Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Text Block 1 [Abstract]
Cost of inventories recognised as expense	$ 1,455.1	$ 757.9
Inventory write down	2.1	6.1
Finance leases related to inventory	$ 74.5	$ 36.2